Trade and Other Payables - Summary of Trade and Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Trade and Other Payables [Line Items]
Trade Payables	$ 562,749	$ 572,394
Accrued Liabilities	9,895	10,192
Other Payables	25,143	19,907
Total	$ 597,787	$ 602,493